Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Fair Values of Identifiable Net Assets

The final fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Austria as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech R&D (Austria) GmbH
Assets
Intangible assets	€43.3
Other assets non-current and current	1.5
Total assets	€44.8

Liabilities
Other liabilities non-current and current	15.4
Total liabilities	€15.4

Total identifiable net assets at fair value	€29.4

Bargain purchase	(2.2)
Consideration transferred	€27.2

Consideration
Cash paid	21.7
Contingent consideration liability	5.5
Total consideration	€27.2

(in millions)	BioNTech R&D (Austria) GmbH
Transaction costs of the acquisition (included in cash flows from operating activities)	€(0.5)
Net cash acquired (included in cash flows used in investing)	0.9
Cash paid (included in cash flow used in investing activities)	(21.7)
Net cash flow on acquisition	€(21.3)

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech US Inc. as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech US Inc.
Assets
Intangible assets	€29.9
Property, plant and equipment	5.6
Right-of-use assets	6.9
Other assets non-current and current	2.7
Cash and cash equivalents	7.7
Total assets	€52.8

Liabilities
Trade payables	1.7
Other liabilities non-current and current	17.8
Total liabilities	€19.5

Total identifiable net assets at fair value	€33.3

Goodwill from the acquisition	56.6
Consideration transferred	€89.9

Consideration
Shares issued, at fair value	€89.5
Cash paid	€0.4
Total consideration	€89.9

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Manufacturing Marburg GmbH, or BioNTech Marburg, as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment	€79.8
Right-of-use assets	28.5
Inventories	2.4
Other assets non-current and current	4.3
Cash and cash equivalents	16.5
Total assets	€131.5

Liabilities
Provisions non-current and current	5.1
Trade payables	8.1
Other liabilities non-current and current	33.4
Total liabilities	€46.6

Total identifiable net assets at fair value	€84.9

Bargain purchase	(7.0)
Consideration transferred	€77.9

Consideration
Cash paid	€77.9
Total consideration	€77.9